Summary of Significant Accounting Policies (Details) - Schedule of property and equipment useful lives	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Buildings and leasehold improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment useful lives [Line Items]
Estimated Life	5 years	5 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment useful lives [Line Items]
Estimated Life	50 years	50 years
Machinery and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment useful lives [Line Items]
Estimated Life	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment useful lives [Line Items]
Estimated Life	10 years	10 years
Office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment useful lives [Line Items]
Estimated Life	3 years	3 years
Office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment useful lives [Line Items]
Estimated Life	6 years	6 years